Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Oct. 03, 2018	Oct. 10, 2003	Jul. 31, 2015	May 31, 2019	May 31, 2018	May 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of options outstanding				$ 25,900
Weighted-average remaining contractual life of options outstanding				5 years 7 months 28 days
Aggregate intrinsic value of options exercisable				$ 24,900
Weighted-average remaining contractual life of options exercisable				4 years 4 months 24 days
Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive plan approval date				Oct. 09, 2014
2004 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock authorized				12,000,000
2014 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation expense				$ 2,100
Shares of common stock authorized				6,000,000
Directors Equity Incentive Plan 2003
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive plan approval date		Oct. 10, 2003
Share based compensation arrangement vesting period		3 years
Unamortized stock-based compensation expense				$ 1,400
Shares granted to Directors				$ 60.50	$ 51.63	$ 50.61
Shares granted				23,000
Shares of common stock available for grant		500,000		30,300
Shares of restricted stock vested				35,000
2007 Plan and 2014 Omnibus Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted to Directors				$ 60.01	$ 55.19	$ 50.99
Shares granted				38,946
Shares outstanding				432,000	702,000
Employee Incentive Plan 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation expense				$ 1,200
Shares of common stock available for grant				0
SARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation rights expected term				6 years 6 months	7 years	7 years
Unamortized stock-based compensation expense				$ 8,600
Unamortized stock-based compensation expense expected recognition period				2 years 6 months 7 days
Shares expected to vest				3,100,000
Shares expected to vest, weighted-average exercise price				$ 46.38
Shares expected to vest, weighted-average remaining contractual term				5 years 7 months 6 days
SARs | Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation rights expected term				10 years
Share based compensation arrangement vesting period				4 years
Stock options outstanding				3,097,500
Full Value Stock Award | 2004 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock authorized				6,000,000
Full Value Stock Award | 2014 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock authorized				3,000,000
Performance Earned Restricted Stock Awards and Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement vesting period				3 years
Unamortized stock-based compensation expense				$ 11,700
Shares granted to Directors				$ 60.36	$ 52.26	$ 50.84
Shares granted				440,000
Shares of restricted stock vested				624,000
2015 Performance Contingent Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted to Directors			$ 46.87
Shares granted			329,000
Performance goals attainment period for PCRS awards			3 years
Shares outstanding					301,000
2015 Performance Contingent Restricted Stock | Earnings Before Interest Taxes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			67.00%
2015 Performance Contingent Restricted Stock | Earnings Before Interest Taxes Margin
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			33.00%
2018 Contingent Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation expense				$ 5,600
Unamortized stock-based compensation expense expected recognition period				2 years
Shares granted to Directors	$ 60.50
Shares granted	192,000
Performance goals attainment period for PCRS awards	3 years
Shares outstanding				166,000
2018 Contingent Performance Stock Units | Earnings Before Interest Taxes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%
2018 Contingent Performance Stock Units | Earnings Before Interest Taxes Margin
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%
2018 Contingent Performance Stock Units | Upon Achievement of Performance Goals | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	0.00%
2018 Contingent Performance Stock Units | Upon Achievement of Performance Goals | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	200.00%
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation expense				$ 70
Nonvested Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation expense				$ 24,700
Unamortized stock-based compensation expense expected recognition period				2 years 2 months 26 days
Shares granted to Directors				$ 60.34	$ 52.62	$ 50.84
Shares granted				503,000
Remaining weighted-average contractual term				2 years 2 months 26 days
Total fair value of shares vested				$ 37,800	$ 29,900	$ 20,300
Shares expected to vest				1,090,000
Shares expected to vest, weighted-average grant-date fair value				$ 52.35
Shares of restricted stock vested				833,000
Total intrinsic value of restricted shares converted				$ 58,100	$ 7,600	$ 9,000
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of restricted stock vested				832,717	360,762